UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      PERSEUS LLC
           -----------------------------------------------------
Address:   2099 Pennsylvania Avenue, N.W., Suite 900
           Washington, D.C.  20006
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Rona Kennedy
        -------------------------
Title:  Chief Financial Officer, Treasurer and Secretary
        -------------------------
Phone:  (202) 772-1482
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Rona Kennedy                   Washington, D.C.                   8/03/2007
----------------                   ----------------                   ----------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:             9
                                         ------------
Form 13F Information Table Value Total:  $201,497,391
                                         ------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


SOLE
                                            30-JUN-2007

COMPANY                   TICKER   CUSIP  CLOSING PRICE   # SHARES     VALUE


Beacon Power              BCON  73677106  $        1.26    792,206  $    998,180
Cardiac Science           CSCX  14141A108 $       10.96  2,603,699  $ 28,536,541
Clean Energy              CLNE  184499101 $       12.56  6,364,971  $ 79,944,036
                                                                    ------------
TOTAL                                                               $109,478,756


JOINT
                                            30-JUN-2007

COMPANY                   TICKER   CUSIP  CLOSING PRICE   # SHARES     VALUE


Allos Therapeutics        ALTH  019777101          4.42    911,353  $  4,028,180
Auxilium Pharmaceuticals  AUXL  05334D107          15.9  2,377,403  $ 37,895,804
Barrier Therapeutics      BTRX  06850R108          6.50  3,324,734  $ 21,610,771
Bioenvision               BIVN  0905N100           5.78  3,375,044  $ 19,507,754
Replidyne                 RDYN  76028W107          5.80  1,487,808  $  8,629,286
Valentis Inc.             VLTS  91913E302          0.16  2,167,744  $    346,839
                                                                    ------------
TOTAL                                                               $ 92,018,635

                                                                    ------------
GRAND TOTAL                                                         $201,497,391
                                                                    ============